UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22500

A&Q Multi-Strategy Fund

(Exact name of registrant as specified in charter)

600 Washington Boulevard

                                   Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim, Esq.

UBS Hedge Fund Solutions LLC

600 Washington Boulevard

                                           Stamford, CT 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (203) 719-1428

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments

(Unaudited)

June 30, 2017

Investment Fund	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (a)	Redemption Notice Period (b)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Credit/Income
Aeolus Property Catastrophe Keystone Fund, L.P.	Global	$27,037,319	$27,893,442	4.71%	6/1/2013	Custom Dates	93 days	6/30/2017	(c)	(d)
Bayview Liquid Credit Strategies Offshore, L.P.	US/Canada	15,000,000	18,511,226	3.12	7/1/2015	Quarterly	65 days	6/30/2017	(e)	$4,627,807
Caspian Select Credit International, Ltd.	US/Canada	7,108,125	7,448,462	1.26	4/1/2014	Quarterly	90 days	9/30/2017	(e)	$1,862,116
Farmstead Offshore Fund, Ltd.	US/Canada	14,750,000	15,845,441	2.68	9/1/2014	Quarterly	90 days	6/30/2017	(e),(f)	$982,449
Redwood Opportunity Offshore Fund, Ltd.	US/Canada	25,000,000	26,321,044	4.44	2/1/2017	Quarterly	60 days	6/30/2017		$26,321,044
SPF Securitized Products Fund Ltd. (formerly Credit Suisse Securitized Products Fund, Ltd.)	US/Canada	15,897,525	20,511,955	3.46	11/1/2013	Quarterly	65 days	6/30/2017	(e),(g)	$4,042,326

Credit/Income Subtotal		104,792,969	116,531,570	19.67

Equity Hedged
Perceptive Life Sciences Qualified Fund, L.P.	US/Canada	14,278,772	25,343,502	4.28	4/1/2011	Quarterly	45 days	6/30/2017		$25,343,502
Sachem Head Offshore, Ltd.	US/Canada	22,000,931	23,304,219	3.94	6/1/2015	Quarterly	65 days	6/30/2017	(e)	$5,826,055
Soroban Cayman Fund Ltd	US/Canada	17,300,000	25,697,113	4.34	4/1/2011	Quarterly	60 days	6/30/2017	(e)	$6,424,278
Turiya Fund LP	Developed Asia including Japan	3,886,667	6,619,996	1.12	4/1/2011	Quarterly	45 days	9/30/2017	(h)	$2,206,665
Zebedee Focus Fund Ltd.	Europe including UK	20,000,000	19,917,762	3.36	2/1/2017	Monthly	30 days	1/31/2018	(i)	$19,917,762
ZP Offshore Energy Fund, Ltd.	US/Canada	8,180,000	9,610,997	1.62	4/1/2016	Quarterly	60 days	6/30/2017		$9,610,997
ZP Offshore Utility Fund, Ltd.	US/Canada	10,230,000	12,268,147	2.07	4/1/2016	Quarterly	45 days	6/30/2017		$12,268,147

Equity Hedged Subtotal		95,876,370	122,761,736	20.73

Multi-Strategy
Citadel Kensington Global Strategies Fund, Ltd.	Global	38,040,000	49,695,356	8.39	9/1/2014	Quarterly	45 days	6/30/2017	(j)	$4,969,536
Millennium International Ltd.	Global	35,059,445	51,430,624	8.68	4/1/2011	Quarterly	90 days	6/30/2017	(e)	$12,857,656

Multi-Strategy Subtotal		73,099,445	101,125,980	17.07

Other
West Face Long Term Opportunities (USA) LP - Designated Investments	US/Canada	33,873	5,403	0.00	4/1/2011	N/A	N/A	N/A	(k)	N/A

Other Subtotal		33,873	5,403	0.00

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2017

Investment Fund	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (a)	Redemption Notice Period (b)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Relative Value
Linden Investors LP	Global	$27,926,945	$34,955,396	5.90%	4/1/2014	Quarterly	65 days	6/30/2017	(l)	$34,955,396
Symmetry International Fund, Ltd.	Global	33,210,000	40,783,253	6.89	1/1/2015	Quarterly	90 days	6/30/2017	(e),(m)	$3,094,526
Tenaron Capital Offshore Fund Ltd.	Global	13,000,000	13,044,620	2.20	5/1/2017	Quarterly	30 days	6/30/2017	(n),(o)	$4,770,051
Two Sigma Absolute Return Enhanced Cayman Fund, Ltd.	Global	31,601,227	47,475,543	8.01	8/1/2012	Monthly	30 days	6/30/2017		$47,475,543
Two Sigma Spectrum Cayman Fund, Ltd.	Global	7,527,402	8,951,354	1.51	6/1/2015	Quarterly	56 days	6/30/2017		$8,951,354

Relative Value Subtotal		113,265,574	145,210,166	24.51

Trading
Element Capital Feeder Fund, Ltd.	Global	21,760,000	22,039,270	3.72	4/1/2016	Quarterly	90 days	6/30/2017	(e)	$5,509,818
Millburn Multi-Markets Ltd.	Global	18,000,000	17,215,200	2.91	6/1/2017	Monthly	15 days	6/30/2017		$17,215,200
Pharo GAIA Fund, Ltd.	Global	29,000,000	37,076,420	6.26	4/1/2015	Quarterly	90 days	6/30/2017		$37,076,420
Rokos Global Macro Fund, Ltd.	Global	23,000,000	25,349,266	4.28	11/1/2015	Monthly	90 days	6/30/2017	(e)	$6,337,316

Trading Subtotal		91,760,000	101,680,156	17.17

Total Investment Funds		$478,828,231	$587,315,011	99.15%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(c)	A portion of this holding ($26,045,461) is under lock-up and is not redeemable.
(d)	Generally, the Investment Fund is renewed on the anniversary date each year or paid out within 3 months after the anniversary date. However, if there are insurance claims, the amount and time of payment becomes uncertain and can take years to settle. As of June 30, 2017, the Fund is not aware of any uncertainties related to redemptions.
(e)	The Investment Fund is subject to an investor level gate of 25%.
(f)	A portion of this holding ($11,915,645) is under lock-up and is not redeemable without paying a fee.
(g)	A portion of this holding ($4,342,651) is under lock-up and is not redeemable without paying a fee.
(h)	The Investment Fund is subject to an investor level gate of 33.33%.
(i)	This holding is under lock-up and is not redeemable without paying a fee.
(j)	The Investment Fund is subject to an investor level gate of 10%.
(k)	All of the Fund’s interests in the Investment Fund are held in side pockets or are in liquidation and have restricted liquidity. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.
(l)	The Investment Fund is subject to an investor level gate of 25% when total redemptions in the Investment Fund exceed 20%.
(m)	A portion of this holding ($28,405,149) is under lock-up and is not redeemable.
(n)	A portion of this holding ($9,540,103) is subject to an investor level gate of 50%.
(o)	A portion of this holding ($3,504,517) is under lock-up and is not redeemable without paying a fee.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2017

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Trustees.

The investments within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $587,315,011. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

The Investment Funds in the credit/income strategy (total fair value of $116,531,570) utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. As of June 30, 2017, the Investment Funds in the credit/income strategy had $88,362,545, representing 76% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $42,303,757, representing 36% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for these investments ranges from 1 - 6 months at June 30, 2017.

The Investment Funds in the equity hedged strategy (total fair value of $122,761,736) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of June 30, 2017, the Investment Funds in the equity hedged strategy had $75,539,090, representing 62% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $19,917,762, representing 16% of the value of the investments in this category, that cannot be redeemed in full because the investment includes restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for the investment is 7 months at June 30, 2017.

The Investment Funds in the multi-strategy strategy (total fair value of $101,125,980) invest in both long and short, equity and debt strategies that are primarily in U.S. based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. As of June 30, 2017, the Investment Funds in the multi-strategy strategy had $101,125,980, representing 100% of the value of the investments in this category, subject to investor level gates.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2017

The other category (total fair value of $5,403) contains investment approaches that are outside of the mainstream hedge fund strategies (credit/income, equity hedged, relative value and trading). The category includes other strategies, such as certain private equity and real estate dealings, as well as niche investment approaches including asset-backed lending, insurance-linked securities, direct private lending, factoring, infrastructure investing, viatical/structured settlements, natural resources and weather derivatives. As of June 30, 2017, no Investment Fund in the other strategy was subject to an investor level gate or lock-up. The investment in this category is held in a side pocket; therefore, redemption notice periods are no longer effective and the liquidation of assets is uncertain.

The Investment Funds in the relative value strategy (total fair value of $145,210,166), a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. As of June 30, 2017, the Investment Funds in the relative value strategy had $88,783,269, representing 61% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $28,405,149, representing 20% of the value of the investments in this category, that cannot be redeemed in full because the investment includes a restriction that does not allow for redemptions in the first 12 - 24 months after acquisition. The remaining restriction period for this investment is 9 - 21 months at June 30, 2017.

The Investment Funds in the trading strategy (total fair value of $101,680,156) are generally top-down in nature and often driven by econometric and macroeconomic research. The Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. As of June 30, 2017, the Investment Funds in the trading strategy had $47,388,536, representing 47% of the value of the investments in this category, subject to investor level gates.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of June 30, 2017.

Please refer to the March 31, 2017 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  A&Q Multi-Strategy Fund

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	8/25/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	8/25/2017

By (Signature and Title)*	/s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date	8/25/2017

* Print the name and title of each signing officer under his or her signature.